Fair Value Measurement (Details) - Schedule of changes in fair value of the Company’s Level 3 financial liabilities	3 Months Ended
Mar. 31, 2022 USD ($)
Schedule of changes in fair value of the Company’s Level 3 financial liabilities [Abstract]
Derivative Liability
Day 1 Loss	41,933
Discount from derivatives	273,727
Resolution of derivative liability
Mark to market adjustment	(2,936)
Derivative Liability	$ 312,724